CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
REVENUES
Revenues	$ 31,640		$ 30,945		$ 63,280	$ 62,584
Revenues, Related Party	27,425	$ 27,425	27,425	$ 27,425	54,849	54,849	$ 110,000	$ 110,000
TOTAL REVENUES	59,065	59,065	58,369	59,065	118,129	117,434	235,517	171,194
COST AND EXPENSES
Research and Development	36,446		27,390		131,959	62,809
Research and Development, Related Party	0	0	36,975	80,275	0	117,250	117,250	0
General and Administrative	18,660	8,738	5,355	6,658	27,398	12,013	28,055	119,495
Consulting and Professional Fees	67,800	403,680	50,143	38,136	471,480	88,279	221,679	190,765
Rent	15,000	15,000	15,000	5,000	30,000	20,000	50,000	25,000
Total Costs and Expenses	137,906		134,863		660,837	300,351
OPERATING INCOME (LOSS)	(78,842)		(76,494)		(542,708)	(182,917)
OTHER INCOME & (EXPENSES)
Interest Income	0	0	131	135	0	266	455	230
Interest Expense	(12,085)	(17,359)	(42,561)	(35,010)	(29,444)	(77,571)	(138,720)	(316,013)
Interest Expense attributable to Amortization of Discount		0	(21,977)	(22,451)		(44,428)	(71,067)	(51,015)
Penalties		0	(300,000)	0		(300,000)	(300,000)	0
Unrealized Gain ( Loss) on sale of Investment Securities		0	(6,405)	(123,891)		(130,296)	31,433	(632,094)
Gain(Loss) on sale of Investment Securities		0	0	0			(1,828)	(524,960)
Gain (Loss) on derecognition of Accounts Payable		0	0	62,700		62,700	62,700	0
Derivative Income (Expense)	35,949		(66,634,282)		2,151,755	(63,699,343)
Financing Fees		0	0	0			(45,500)	0
Legal Settlement		0	0	0			0	(800,000)
Gain (Loss) on Extinguishment Convertible Debt		1,150	0	(95,019)	1,150	(95,019)	(95,019)	24,365
TOTAL OTHER INCOME (EXPENSE)	23,864	2,099,596	(67,005,095)	2,751,403	2,123,460	(64,253,692)	2,783,136	(6,564,462)
NET INCOME (LOSS)	(54,978)	$ 1,635,730	(67,081,589)	$ 2,644,980	1,580,752	(64,436,609)	$ 2,443,531	$ (6,765,233)
NET INCOME (LOSS) attributable to common shareholders	$ (54,978)		$ (67,081,589)		$ 1,391,061	$ (64,436,609)
BASIC AND FULLY DILUTED EARNINGS (LOSS) PER SHARE	$ (0.0332)	$ 0.4310	$ (22.04)	$ 0.001	$ 0.41	$ (21.31)	$ 0.7102	$ (0.0000)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING	1,656,429	3,360,540	3,043,028	3,004,636	3,364,578	3,023,724	3,135,846	2,007,696
Revenues		$ 31,640		$ 31,640			$ 125,517	$ 61,194
Research and Development		95,513		35,418			158,138	36,704
Total Costs and Expenses		522,931		165,487			575,122	371,964
OPERATING INCOME (LOSS)		(463,867)		(106,422)			(339,605)	(200,771)
Derivative Income (Expense)		2,115,806		2,964,939			3,340,683	(4,264,975)
NET INCOME (LOSS) attributable to common shareholders		$ 1,448,439		$ 2,391,062			$ 2,227,034	$ (6,765,233)